per share amounts (Tables)	6 Months Ended
Jun. 30, 2019
per share amounts
Reconciliation of the denominators of the basic and diluted per share computations

	Three months		Six months
Periods ended June 30 (millions)	2019	2018	2019	2018
Basic total weighted average number of Common Shares outstanding	601	596	601	595
Effect of dilutive securities
Share option awards	—	—	—	—
Diluted total weighted average number of Common Shares outstanding	601	596	601	595